Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 25,498	₨ 32,567	₨ 20,712
Interest income	1,781	2,381	1,418
Remeasurements - return on plan assets excluding amounts included in interest income	(2,138)	(2,596)	(1,493)
Employer contributions	20,109	10,000	20,292
Benefits paid	(14,776)	(16,854)	(8,362)
Fair value of plan assets at the end of the year	30,474	25,498	32,567
Actual return on plan assets	₨ 0	₨ 0	₨ (75)